Accounts receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2013 was US$22 million (December 31, 2012: US$0 million).

The Company did not recognize any bad debt expense in 2013 and 2012, but has instead reduced contract revenue for any disputed amounts.